Pension and Other Postretirement Benefits - Change in Projected Benefit Obligation, Fair Value of Plan Assets, and Net Funded Status (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Amounts recognized in assets or liabilities [Abstract]
Other liabilities	$ (93.7)		$ (103.5)
Pension Benefits
Change in benefit obligation [roll forward]
Benefit obligation at beginning of period		29.8	29.8	19.8
Service cost			3.6	4.3	3.3
Interest cost			1.3	1.2	0.8
Plan participants' contributions			0.9	0.8
Actuarial (gain) loss			(1.2)	3.5
Benefits paid			(0.3)	(0.1)
Curtailments			(7.0)	0
Amendments			0	0.2
Currency translation			(0.1)	0.1
Benefit obligation at end of period			27.0	29.8	19.8
Change in fair value of plan assets [roll forward]
Fair value of plan assets at beginning of period		8.2	8.2	2.5
Actual return on plan assets			1.3	1.5
Employer contributions			2.5	3.5
Plan participants' contributions			0.9	0.8
Benefits paid			(0.3)	(0.1)
Currency translation			(0.1)	0
Fair value of plan assets at end of period			12.5	8.2	2.5
Defined benefit plan, funded status of plan [Abstract]
Funded status			(14.5)	(21.6)
Amounts recognized in assets or liabilities [Abstract]
Other current liabilities			0	0
Other liabilities			(14.5)	(21.6)
Net amount recognized			(14.5)	(21.6)
Amounts recognized in accumulated other comprehensive income or loss [Abstract]
Net actuarial (gain) loss			(4.9)	3.4
Prior service cost (credit)			2.1	2.5
Total			(2.8)	5.9
Weighted-average assumptions used to determine benefit obligation [Abstract]
Rate of compensation increase			3.00%	3.25%
Plans with benefit obligations in excess of plan assets, aggregate benefit obligation			23.9	17.5
U.S. Plans, Pension Benefits
Weighted-average assumptions used to determine benefit obligation [Abstract]
Discount rate			5.05%	5.40%
Candian Plans, Pension Benefits
Weighted-average assumptions used to determine benefit obligation [Abstract]
Discount rate			5.15%	5.40%
Other Benefits
Change in benefit obligation [roll forward]
Benefit obligation at beginning of period	89.8	67.7	67.7	58.2
Service cost	1.8	1.9	2.6	2.8	3.1
Interest cost	3.2	2.7	3.7	3.5	4.4
Plan participants' contributions			0	0
Actuarial (gain) loss			16.3	2.8
Benefits paid			(0.3)	(0.4)
Curtailments			0	0
Amendments			0	0.6
Currency translation			(0.2)	0.2
Benefit obligation at end of period			89.8	67.7	58.2
Change in fair value of plan assets [roll forward]
Fair value of plan assets at beginning of period	0	0	0	0
Actual return on plan assets			0	0
Employer contributions			0.3	0.4
Plan participants' contributions			0	0
Benefits paid			(0.3)	(0.4)
Currency translation			0	0
Fair value of plan assets at end of period			0	0	0
Defined benefit plan, funded status of plan [Abstract]
Funded status			(89.8)	(67.7)
Amounts recognized in assets or liabilities [Abstract]
Other current liabilities			(0.7)	(0.5)
Other liabilities			(89.1)	(67.2)
Net amount recognized			(89.8)	(67.7)
Amounts recognized in accumulated other comprehensive income or loss [Abstract]
Net actuarial (gain) loss			13.7	(2.4)
Prior service cost (credit)			(4.0)	(5.2)
Total			$ 9.7	$ (7.6)
Weighted-average assumptions used to determine benefit obligation [Abstract]
Rate of compensation increase			3.00%	3.25%
U.S. Plans, Other Benefits
Weighted-average assumptions used to determine benefit obligation [Abstract]
Discount rate			5.13%	5.40%
Canadian Plans, Other Benefits
Weighted-average assumptions used to determine benefit obligation [Abstract]
Discount rate			5.26%	5.40%